Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Option Pricing Model and Adopted Fair Value Per Share

The Group uses binomial option pricing model and adopted fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:

For the six months ended June 30,
Options*	2023	2024
Fair value per share (US$)	*	0.73~5.56
Discount rate (after tax)	*	Not applicable
Risk-free interest rate	*	3.99%-4.36%
Expected volatility	*	64.67%-65.68%
Contractual term (in years)	*	10
Discount for lack of marketability (“DLOM”)	*	Not applicable

*	There were no grants for options for the six months period ended June 30, 2023.

	For the six months ended June 30,
Restricted shares	2023	2024
Fair value per share (US$)	0.36	Not applicable
Discount rate (after tax)	15.5%	Not applicable
Discount for lack of marketability (“DLOM”)	10%	Not applicable

Schedule of Stock Options Activities

The following table presents a summary of the Company’s stock options activities for the six months ended June 30, 2023 and 2024.

	Number of Options Outstanding*			Weighted Average exercise price	Weighted average remaining contractual life	Aggregated intrinsic value
	Employees	Consultant	Total
	(in thousands)	(in thousands)	(in thousands)	US$	(in years)	RMB in thousands
Outstanding at January 1, 2023	7,618	331	7,949	1.7905	4.67	65,572
Replacement	(6,381)	-	(6,381)	0.9353	-	-
Forfeited	(9)	-	(9)	8.1442	-	-
Outstanding at June 30, 2023	1,228	331	1,559	5.2484	4.17	86
Exercisable as of June 30, 2023	1,228	331	1,559	5.2484	4.17	86

Outstanding at January 1, 2024	573	-	573	0.6675	9.73	23,775
Replacement	(22)	-	(22)	7.4245	-	-
Granted	599	-	599	0.1000	-	-
Forfeited	(9)	-	(9)	5.3707	-	-
Outstanding at June 30, 2024	1,141	-	1,141	0.1963	9.64	5,979
Exercisable as of June 30, 2024	519	-	519	0.3076	9.60	2,734

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Restricted Share Activities

The following table sets forth the summary of restricted share activities for the six months ended June 30, 2023 and 2024:

	Number of Restricted Shares Granted*	Weighted-Average Grant Date Fair Value
	(in thousands)	(US$)
Unvested as of January 1, 2023	786	4.8435
Awarded	6,381	4.8590
Vested	(6,527)	4.8481
Forfeited	(93)	5.5574
Outstanding at June 30, 2023	547	4.8427
Unvested as of January 1, 2024	330	5.0223
Replacement	22	4.2700
Awarded	1,546	1.6495
Vested	(1,651)	1.8351
Forfeited	(88)	5.0458
Outstanding at June 30, 2024	159	5.2073

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).